Schedule of Loss Before Provision for (Benefit) Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ (897,857)	$ 333,253	$ (1,353,285)	$ (2,994,493)
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total			(1,353,285)	(2,994,493)
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total